SHARE OPTIONS AND SHARE WARRANTS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	10,727,376	9,830,183	8,158,452
Granted | shares	720,000	5,630,000	2,160,000
Exercised | shares			(322,272)
Forfeited | shares	(539,176)	(4,732,807)	(165,997)
Outstanding at end of year | shares	10,908,200	10,727,376	9,830,183
Exercisable at end of year | shares	6,091,864	3,268,707	5,838,851
Weighted Average exercise price
Outstanding Beginning Balance	$ 1.92	$ 3.19	$ 3.36
Granted	1.07	1.31	2.39
Exercised			2.09
Forfeited	2.5	3.86	3.39
Outstanding at end of year	1.83	1.92	3.19
Exercisable at end of year	2.09	2.57	3.31
Class A Ordinary shares [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	1.24	0.66	0.66
Granted	0.67	1.24	1.67
Exercised			0.66
Forfeited	1.34	0.75	2.52
Outstanding at end of year	0.67	1.24	0.66
Exercisable at end of year	1.24	1.66	0.75
Class A Ordinary shares [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	4.36	4.47	4.47
Granted	1.37	1.44	2.8
Exercised			2.65
Forfeited	4.23	4.47	3.61
Outstanding at end of year	4.36	4.36	4.47
Exercisable at end of year	$ 4.36	$ 4.36	$ 4.23
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	2,681,844	2,457,546	2,039,613
Granted | shares	180,000	1,407,500	540,000
Exercised | shares			(80,568)
Forfeited | shares	(134,794)	(1,183,202)	(41,499)
Outstanding at end of year | shares	2,727,050	2,681,844	2,457,546
Exercisable at end of year | shares	1,522,966	817,179	1,459,713
Weighted Average exercise price
Outstanding Beginning Balance	$ 7.69	$ 12.76	$ 13.44
Granted	4.28	5.25	9.57
Exercised			8.35
Forfeited	10	10.26	13.58
Outstanding at end of year	7.32	7.69	12.76
Exercisable at end of year	8.36	10.29	13.24
American depositary share [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	4.96	2.64	2.63
Granted	2.68	4.95	6.69
Exercised			2.64
Forfeited	5.36	3	10.08
Outstanding at end of year	2.68	4.96	2.64
Exercisable at end of year	4.96	6.64	3
American depositary share [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	17.44	17.88	17.88
Granted	5.48	5.75	11.2
Exercised			10.61
Forfeited	16.92	17.88	14.44
Outstanding at end of year	17.44	17.44	17.88
Exercisable at end of year	$ 17.44	$ 17.45	$ 16.92